Subsequent Events (Details) - USD ($)												1 Months Ended											3 Months Ended	12 Months Ended
	Mar. 01, 2020	Feb. 14, 2020	Feb. 01, 2020	Jan. 02, 2020	Jan. 01, 2020	Dec. 01, 2019	Nov. 07, 2019	Nov. 01, 2019	Oct. 07, 2019	Mar. 02, 2019	Nov. 13, 2018	Feb. 25, 2020	Feb. 21, 2020	Feb. 18, 2020	Feb. 15, 2020	Jan. 28, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 18, 2019	Nov. 18, 2019	Oct. 18, 2019	Sep. 27, 2018	Dec. 31, 2018	Oct. 02, 2020	Jan. 18, 2020	Oct. 02, 2019	Sep. 30, 2019	Sep. 30, 2018
Subsequent Events (Textual)
Share par value									$ 0.10								$ 0.0001										$ 0.0001	$ 0.0001
Professional fees									$ 2,500		$ 161,700
Issued of common shares										158,416												2,692
Issued a promissory note																							$ 68,232
Subsequent Event [Member]
Subsequent Events (Textual)
Convertible promissory note						$ 17,000		$ 17,000										$ 78,000	$ 6,000	$ 6,000	$ 6,000				$ 6,000	$ 17,000
Interest rate						10.00%		10.00%										150.00%	12.00%	12.00%	12.00%					10.00%
Accrued interest paid																		$ 117,000
Restricted common stock													23,948
Maturity date, description	The note bears interest at 10% and matures in six months.					The note bears interest at 10% and matures in six months.		The note bears interest at 10% and matures in six months.						The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.					The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.			The note bears interest at 10% and matures in six months.
Issued of common shares							194,520
Description of cancelled and transfer of shares							The Company will cancel these shares and reverse the accounting recognition recorded upon issuance. In addition, Livingston transferred ownership of 25,719 common shares to an unrelated third party.
Gain on debt extinguishment								$ 136,375
Monthly payments																	$ 500
Subsequent event, description				The Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.										The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The Company executed a convertible promissory note to be issued to Geneva Roth Remark Holdings for $53,000, having a 10% annual interest rate, maturity of December 15, 2020, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note will not become effective until funded following the issuance of this form 10Q.
Principal amount		$ 1,600														$ 208,500
Net of original issue discount																58,500
Cash received																147,355
Legal and other fees																$ 2,645
Debt Instrument payment ,description																Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments.
Issued a promissory note	$ 17,000		$ 17,000											$ 6,000
Interest rate			10.00%
Per share price		$ 0.0101											$ 0.12
Services rendered													$ 2,916
Subsequent Event [Member] | Technology Service [Member]
Subsequent Events (Textual)
Restricted common stock									25,000
Professional fees									$ 2,500
Subsequent Event [Member] | Internet media [Member]
Subsequent Events (Textual)
Restricted common stock									25,000
Professional fees									$ 2,500
Subsequent Event [Member] | Trillium Partners LP [Member]
Subsequent Events (Textual)
Accrued interest paid												$ 1,331
Maturity date, description					The note bears interest at 10% and matures in six months.
Issued of common shares												322,875
Gain on debt extinguishment								$ 10,000
Principal amount												$ 247
Issued a promissory note					$ 17,000
Per share price												$ 0.008
Conversion fees												$ 1,005